INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits as of January 1	$ 628	$ 628	$ 619
Increases from positions taken in prior periods
Increases from positions taken in current period			9
Gross unrecognized tax benefits as of December 31	$ 628	$ 628	$ 628